SCHEDULE OF COMMON STOCK REDEMPTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common Stock Subject To Possible Redemption
Balance, December 31, 2023	$ 12,453,412	$ 19,571,562
Deposits to Trust Account	485,000	1,070,000
Remeasurement of common stock subject to possible redemption	415,047	755,103
Taxes withdrawn from Trust Account	(40,050)	(898,940)
Redemption of common stock	(10,168,702)	(8,044,313)
Amount owed to Trust Account in connection with over withdrawal	97,434
Balance, December 31, 2024	$ 3,242,141	$ 12,453,412